Consolidated Statement of Profit or Loss - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Continuing operations
Revenue from contracts with customers		$ 21,880,509	$ 21,122,087		$ 20,619,673
Cost of sales		(16,347,501)	(15,696,044)		(15,380,090)
Gross profit		5,533,008	5,426,043		5,239,583
Distribution, administrative and selling expenses		(4,683,133)	(4,482,993)		(4,231,887)
Other operating revenue		71,476	36,894		52,929
Other operating expenses		(119,359)	(107,433)		(80,152)
Other (losses) income, net		(25,866)	10,270		9,661
Operating profit		776,126	882,781		990,134
Financial income		168,336	284,090		219,909
Financial cost		(579,682)	(698,380)		(600,383)
Share of profit in associates and joint ventures		(71,872)	(114,419)		(34,720)
Profit before income tax from continuing operations		292,908	354,072		574,940
Income tax (expense)		(55,665)	(45,898)		(325,702)
Profit for the year		237,243	308,174	[1]	249,238	[1]
Net profit attributable to:
Equity holders of the Parent		54,786	125,998		99,072
Non-controlling interests		182,457	182,176		150,166
Profit for the year		$ 237,243	$ 308,174	[1]	$ 249,238	[1]
Basic earnings per share (*):
Basic earnings per share from continuing operations attributable to the shareholders of the Parent (in Pesos per share)	[2]	$ 42.21	$ 97.08		$ 76.33
Diluted earnings per share from continuing operations attributable to the shareholders of the Parent (in Pesos per share)	[2]	$ 42.21	$ 97.08		$ 76.33

[1]	Some figures in the December 2023 and 2022 financial statements were disaggregated for comparative purposes (see Note 2).
[2]	Amounts expressed in Colombian pesos.